COMMITMENTS AND CONTINGENT LIABILITIES (Assets Pledged) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	$ 2,992,540	$ 3,122,633
Total assets	3,515,759	3,638,143
Asset Pledged as Collateral without Right
Commitments and Contingencies [Line Items]
Vessels, rigs and equipment, net	2,964,000	2,820,000
Total assets	$ 2,964,000	$ 2,820,000